Pensions - Sensitivities of the present value of defined benefit obligation (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) Y	Dec. 31, 2017 GBP (£) Y
Pensions
Weighted average duration of defined benefit obligation (in years) | Y	20	21
Main Scheme
Pensions
Active members	12.90%	16.20%
Deferred members	48.60%	47.30%
Pensioners and dependants	38.50%	36.50%
Total proportions to the different classes of scheme	100.00%	100.00%
Interest rate/discount rate | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (2,214)	£ (2,218)
(Decrease)/ increase in value of liabilities	(1,644)	(1,964)
Increase in net pension assets/ (obligations)	£ (570)	£ (254)
Inflation | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ 1,487	£ 1,289
(Decrease)/ increase in value of liabilities	1,199	1,329
Increase in net pension assets/ (obligations)	£ 288	£ (40)
Credit spreads | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of assets	£ (5)	£ (7)
(Decrease)/ increase in value of liabilities	(1,644)	(1,964)
Increase in net pension assets/ (obligations)	£ 1,639	£ 1,957
Longevity increase | Main Scheme
Pensions
Actuarial assumption of longevity increase	1 year	1 year
(Decrease)/ increase in value of liabilities	£ 1,414	£ 1,478
Increase in net pension assets/ (obligations)	£ (1,414)	£ (1,478)
Pension increase | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	0.25%	0.25%
(Decrease)/ increase in value of liabilities	£ 1,215	£ 1,328
Increase in net pension assets/ (obligations)	£ (1,215)	£ (1,328)
Equity values | Main Scheme
Pensions
Increase in actuarial assumption (as a percent)	10.00%	10.00%
(Decrease)/ increase in value of assets	£ 419	£ 909
Increase in net pension assets/ (obligations)	£ 419	£ 909